Document And Entity Information	9 Months Ended
Sep. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Trading Symbol	ARNI
Entity Registrant Name	Arno Therapeutics, Inc
Entity Central Index Key	0001195116
Entity Filer Category	Smaller Reporting Company